Commitments and contingencies, Rigs pledged as collateral (Details) $ in Millions	Dec. 31, 2019 USD ($)
Collateral Pledged for Hayfin loan facility [Member]
Rigs Pledged as Collateral [Abstract]
Rigs pledged as collateral	$ 195.0
Book value of the encumbered rigs	381.8
Collateral Pledged for Syndicated Senior Secured Credit Facilities [Member]
Rigs Pledged as Collateral [Abstract]
Rigs pledged as collateral	450.0
Book value of the encumbered rigs	568.8
Collateral Pledged for New Bridge Revolving Credit Facility [Member]
Rigs Pledged as Collateral [Abstract]
Rigs pledged as collateral	100.0
Book value of the encumbered rigs	158.3
Collateral Pledged for PPL Financing One [Member]
Rigs Pledged as Collateral [Abstract]
Book value of the encumbered rigs	1,326.7
Collateral Pledged For PPL Financing Two [Member]
Rigs Pledged as Collateral [Abstract]
Book value of the encumbered rigs	$ 150.9